Events (Unaudited) Subsequent to the Date of the Form 10-K Filed on March 18, 2024	12 Months Ended
Dec. 31, 2023
Events (Unaudited) Subsequent to the Date of the Form 10-K Filed on March 18, 2024 [Abstract]
EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE FORM 10-K FILED ON MARCH 18, 2024

NOTE 9.    EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE FORM 10-K FILED ON MARCH 18, 2024

On August 5, 2024, the Company and the Lender agreed to amend the Second Eternal Loan (the “Second Eternal Loan Amendment”) to change the final repayment date to March 31, 2025 or, if earlier, the date of the consummation of the initial business combination of the Company.

On August 5, 2024, the Company entered into a loan agreement with Eternal for a loan facility in the principal amount of up to $1,500,000, on an unsecured basis and bearing no interest (the “Seventh Eternal Loan”). The Seventh Eternal Loan is available for drawdown by the Borrower in unlimited number of installments in the period form August 5, 2024 to March 31, 2025. The final repayment date is March 31, 2025 or, if earlier, the date of the consummation of the initial business combination of the Company.

On August 6, 2024, the Company and the Lender agreed to amend the Third Eternal Loan (the “Third Eternal Loan Amendment”) to change the final repayment date to January 1, 2025 or, if earlier, the date of the consummation of the initial business combination of the Company.

On August 6, 2024, the Company and the Lender agreed to amend the Fifth Eternal Loan (the “Fifth Eternal Loan Amendment”) to change the final repayment date to January 1, 2025 or, if earlier, the date of the consummation of the initial business combination of the Company.

On August 6, 2024, the Company and the Lender agreed to amend the Sixth Eternal Loan (the “Sixth Eternal Loan Amendment”) to change the final repayment date to January 1, 2025 or, if earlier, the date of the consummation of the initial business combination of the Company.